Annual Fund Operating Expenses - ETF - Vanguard International High Dividend Yield Index Fund - ETF Shares	Feb. 26, 2021
Operating Expenses:
Management Fees	0.23%
12b-1 Distribution Fee	none
Other Expenses	0.05%
Total Annual Fund Operating Expenses	0.28%